Baird Municipal Bond Fund
Schedule of Investments
March 31, 2025 (Unaudited)

MUNICIPAL BONDS - 98.3%	Par	Value
Alabama - 3.9%
Alabama Corrections Institution Finance Authority, 5.00%, 07/01/2037 (Callable 07/01/2032)	$500,000	$536,445
Alabama Special Care Facilities Financing Authority-Birmingham AL, 5.00%, 06/01/2026 (Callable 06/01/2025)	110,000	110,285
Black Belt Energy Gas District
4.00%, 12/01/2049 (Callable 09/01/2025) (a)	100,000	100,311
5.00%, 05/01/2053 (a)	750,000	775,610
Chilton County Health Care Authority, 3.00%, 11/01/2027 (Callable 11/01/2025)	100,000	98,480
Clarke-Mobile Counties Gas District, 5.00%, 10/01/2031	1,580,000	1,713,331
County of Jefferson AL Sewer Revenue, 5.50%, 10/01/2053 (Callable 10/01/2033)	1,000,000	1,045,607
Houston County Board of Education, 2.00%, 12/01/2040 (Callable 12/01/2030)	445,000	294,975
Industrial Development Board of the City of Mobile Alabama, 3.92%, 06/01/2034 (a)	600,000	604,084
Jacksonville Public Educational Building Authority, 5.00%, 08/01/2056 (Callable 08/01/2034)	2,500,000	2,555,009
Jacksonville State University, 5.00%, 12/01/2036 (Callable 12/01/2027)	500,000	518,788
Southeast Alabama Gas Supply District, 5.00%, 08/01/2054 (Callable 01/01/2032) (a)	500,000	529,348
Southeast Energy Authority A Cooperative District
5.00%, 11/01/2026	475,000	485,768
5.00%, 11/01/2027	300,000	310,491
5.00%, 11/01/2035 (Callable 11/01/2034)	650,000	670,778
5.50%, 01/01/2053 (Callable 09/01/2029) (a)	250,000	265,324
5.00%, 01/01/2054 (Callable 03/01/2030) (a)	1,250,000	1,313,799
5.25%, 01/01/2054 (Callable 04/01/2029) (a)	1,000,000	1,052,415
University of South Alabama, 5.00%, 11/01/2033 (Callable 11/01/2026)	1,000,000	1,024,471
		14,005,319

Alaska - 0.4%
Alaska Municipal Bond Bank Authority, 5.25%, 12/01/2045 (Callable 12/01/2034) (b)	580,000	598,947
CIVICVentures/AK, 5.00%, 09/01/2027 (Callable 09/01/2025)	200,000	200,926
Municipality of Anchorage AK, 5.50%, 02/01/2045 (Callable 02/01/2034) (b)	500,000	527,406
		1,327,279

Arizona - 2.2%
Arizona Industrial Development Authority
5.00%, 07/01/2026 (c)	215,000	216,201
4.00%, 07/15/2027 (c)	125,000	124,988
4.75%, 12/15/2028 (Callable 12/15/2026) (c)	185,000	186,912
4.00%, 07/15/2030 (Callable 07/15/2027) (c)	225,000	219,783
5.00%, 10/01/2030 (Callable 10/01/2026) (c)	100,000	96,013
4.00%, 07/01/2032 (Callable 01/01/2028)	100,000	98,267
4.50%, 04/01/2044 (Callable 04/01/2033)	590,000	580,112
5.00%, 07/01/2048 (Callable 01/01/2028)	200,000	195,867
5.25%, 11/01/2053 (Callable 11/01/2032)	1,250,000	1,289,594
Glendale Industrial Development Authority
4.00%, 05/15/2027 (Callable 04/22/2025)	230,000	227,065
4.00%, 05/15/2031 (Callable 04/22/2025)	500,000	478,775
2.13%, 07/01/2033 (Callable 07/01/2029) (b)	730,000	583,477
Industrial Development Authority of the County of Pima, 4.00%, 07/01/2029	25,000	24,762
Maricopa County Industrial Development Authority, 5.00%, 09/01/2042 (Callable 09/01/2028)	1,500,000	1,522,219
Maricopa County School District No 83-Cartwright Elementary
5.00%, 07/01/2040 (Callable 07/01/2033)	500,000	536,394
5.00%, 07/01/2042 (Callable 07/01/2033)	875,000	928,144
Town of Marana AZ Pledged Excise Revenue
5.00%, 07/01/2037 (Callable 07/01/2029)	190,000	199,615
5.00%, 07/01/2038 (Callable 07/01/2029)	225,000	235,410
5.00%, 07/01/2039 (Callable 07/01/2029)	225,000	234,707
		7,978,305

Arkansas - 0.6%
Arkadelphia Water & Sewer System, 5.00%, 12/01/2053 (Callable 06/01/2029)	450,000	457,440
Arkansas Development Finance Authority, 5.00%, 02/01/2036 (Callable 02/01/2031)	790,000	800,069
Batesville Public Facilities Board, 5.00%, 06/01/2026	150,000	150,086
City of Heber Springs AR Sales & Use Tax, 1.63%, 06/01/2047 (Callable 06/01/2028)	90,000	87,106
City of West Memphis AR Public Utility System Revenue
3.00%, 12/01/2041 (Callable 12/01/2028)	380,000	298,994
4.25%, 12/01/2054 (Callable 12/01/2031)	500,000	456,797
		2,250,492

California - 5.2%
California Community Choice Financing Authority
5.25%, 01/01/2054 (Callable 10/01/2030) (a)	200,000	208,987
5.00%, 01/01/2056 (Callable 05/01/2033) (a)	1,000,000	1,084,596
California Housing Finance Agency
3.75%, 03/25/2035	476,122	465,554
4.38%, 09/20/2036	492,455	487,872
California Municipal Finance Authority, 4.00%, 12/01/2043 (Callable 12/01/2034)	1,000,000	951,544
California Pollution Control Financing Authority, 5.00%, 07/01/2029 (c)	250,000	257,384
California Public Finance Authority
2.38%, 11/15/2028 (Callable 04/22/2025) (c)	50,000	48,714
3.13%, 05/15/2029 (Callable 04/22/2025) (c)	550,000	532,954
6.38%, 06/01/2059 (Callable 06/01/2031) (c)	130,000	121,531
California State University, 3.13%, 11/01/2051 (Callable 05/01/2026) (a)	750,000	749,670
City of Los Angeles Department of Airports
5.00%, 05/15/2028 (b)	1,500,000	1,565,232
5.00%, 05/15/2033 (Callable 05/15/2029) (b)	500,000	519,395
City of Vernon CA Electric System Revenue, 5.00%, 08/01/2025	500,000	503,051
El Dorado Irrigation District, 5.00%, 03/01/2044 (Callable 03/01/2034)	300,000	321,028
Freddie Mac Multifamily ML Certificates
2.88%, 07/25/2036	705,754	645,019
2.25%, 09/25/2037	1,373,075	1,139,756
3.16%, 12/25/2038	498,368	443,601
Los Alamitos Unified School District, 6.05%, 08/01/2042 (Callable 08/01/2029)	375,000	408,847
Los Angeles Department of Water & Power
5.00%, 07/01/2043 (Callable 07/01/2032)	75,000	78,270
3.80%, 07/01/2057 (Callable 05/01/2025) (a)	1,000,000	1,000,000
Los Angeles Department of Water & Power Water System Revenue
5.00%, 07/01/2044 (Callable 07/01/2034)	665,000	696,888
5.00%, 07/01/2048 (Callable 01/01/2028)	540,000	544,808
Los Angeles Unified School District/CA, 5.25%, 07/01/2042 (Callable 01/01/2028)	1,500,000	1,558,192
Mayers Memorial Hospital District
0.00%, 08/01/2029	160,000	130,284
0.00%, 08/01/2030	360,000	276,601
Morongo Unified School District, 0.00%, 08/01/2041 (Callable 08/01/2030)	175,000	183,136
Needles Unified School District, 0.00%, 08/01/2041	875,000	700,459
Orland Unified School District, 0.00%, 08/01/2047 (Callable 08/01/2037)	260,000	204,193
Regents of the University of California Medical Center Pooled Revenue, 5.00%, 05/15/2041 (Callable 05/15/2032)	330,000	353,851
San Francisco City & County Airport Comm-San Francisco International Airport, 5.75%, 05/01/2048 (Callable 05/01/2033) (b)	1,000,000	1,086,101
San Ysidro School District, 0.00%, 08/01/2031	600,000	473,611
Siskiyou Community College District, 0.00%, 08/01/2031	240,000	190,626
Stockton Unified School District, 0.00%, 08/01/2050 (Callable 08/01/2037)	500,000	556,373
		18,488,128

Colorado - 2.7%
Adams County School District No 14, 5.50%, 12/01/2042 (Callable 12/01/2034)	1,000,000	1,114,795
Baseline Metropolitan District No 1, 4.00%, 12/01/2046 (Callable 12/01/2029)	1,000,000	930,032
Centennial Water & Sanitation District, 5.25%, 12/01/2048 (Callable 12/01/2028)	500,000	515,825
Colorado Bridge Enterprise
4.00%, 12/31/2030 (Callable 12/31/2027) (b)	750,000	746,698
4.00%, 06/30/2031 (Callable 12/31/2027) (b)	250,000	248,255
Colorado Educational & Cultural Facilities Authority
5.00%, 10/01/2028 (Callable 10/01/2025)	350,000	326,020
2.00%, 09/01/2030 (Callable 09/01/2028)	80,000	72,659
5.00%, 10/01/2030 (Callable 10/01/2025)	420,000	376,378
5.00%, 12/01/2038 (Callable 12/01/2028)	75,000	76,504
Colorado Health Facilities Authority
3.50%, 05/15/2030 (Callable 05/02/2025)	300,000	284,927
5.00%, 08/01/2044 (Callable 08/01/2029)	500,000	504,674
Colorado Housing and Finance Authority, 3.50%, 11/01/2043 (Callable 05/01/2026) (a)	500,000	501,517
Denver City & County Housing Authority, 5.00%, 07/01/2027 (Callable 07/01/2026)	500,000	511,292
Denver Health & Hospital Authority, 5.00%, 12/01/2033 (Callable 12/01/2029)	100,000	103,884
Durango School District No 9-R, 5.25%, 11/01/2044 (Callable 11/01/2034)	1,000,000	1,080,580
Grand River Hospital District, 5.25%, 12/01/2031 (Callable 12/01/2028)	75,000	78,615
Regional Transportation District, 4.00%, 07/15/2039	115,000	109,977
State of Colorado, 5.25%, 03/15/2042 (Callable 03/15/2027)	1,000,000	1,023,576
Vauxmont Metropolitan District, 3.25%, 12/15/2050 (Callable 04/22/2025)	141,000	109,635
Windy Gap Firming Project Water Activity Enterprise, 5.00%, 07/15/2046 (Callable 07/15/2031)	1,000,000	1,037,870
		9,753,713

Connecticut - 1.2%
Connecticut Housing Finance Authority
1.70%, 11/15/2028 (b)	1,465,000	1,322,395
2.75%, 11/15/2052 (Callable 05/01/2025) (a)	85,000	84,978
Connecticut State Health & Educational Facilities Authority
4.00%, 07/01/2029 (Callable 07/01/2028)	40,000	39,705
4.00%, 07/01/2031 (Callable 07/01/2028)	30,000	29,369
2.95%, 07/01/2049 (a)	1,000,000	997,127
Connecticut State Higher Education Supplement Loan Authority
5.00%, 11/15/2026 (b)	400,000	409,015
5.00%, 11/15/2033 (b)	540,000	566,347
Stamford Housing Authority, 4.25%, 10/01/2030	870,000	871,471
		4,320,407

Delaware - 0.3%
Delaware State Housing Authority, 6.00%, 01/01/2055 (Callable 07/01/2033)	995,000	1,082,497

District of Columbia - 0.3%
District of Columbia Income Tax Revenue, 5.50%, 07/01/2047 (Callable 07/01/2032)	1,000,000	1,074,781

Florida - 4.7%
Brevard County Health Facilities Authority, 5.00%, 04/01/2052 (Callable 04/01/2032)	750,000	761,034
Capital Trust Agency, Inc., 3.38%, 07/01/2031 (c)	360,000	342,111
City of Cape Coral FL Water & Sewer Revenue
5.25%, 10/01/2048 (Callable 10/01/2033)	750,000	805,484
5.65%, 03/01/2054 (Callable 03/01/2033)	1,000,000	1,074,600
City of Fort Lauderdale FL Water & Sewer Revenue, 5.50%, 09/01/2048 (Callable 09/01/2033)	550,000	600,500
City of Tampa FL Water & Wastewater System Revenue
5.00%, 10/01/2047 (Callable 10/01/2032)	1,000,000	1,050,249
5.25%, 10/01/2057 (Callable 10/01/2032)	750,000	789,973
County of Broward FL Port Facilities Revenue, 5.00%, 09/01/2044 (Callable 09/01/2029)	1,000,000	1,022,020
County of Miami-Dade FL, 0.00%, 10/01/2042	2,335,000	1,079,098
County of Miami-Dade FL Transit System, 5.00%, 07/01/2049 (Callable 07/01/2032)	2,000,000	2,060,362
County of Okeechobee FL Half-Cent Sales Tax Revenue, 5.00%, 09/01/2044 (Callable 09/01/2034)	435,000	452,538
County of Pasco FL, 5.00%, 09/01/2048 (Callable 03/01/2033)	500,000	510,019
County of Sarasota FL Utility System Revenue, 5.25%, 10/01/2047 (Callable 10/01/2032)	1,000,000	1,068,836
Florida Development Finance Corp.
5.25%, 06/15/2029 (Callable 06/15/2027) (c)	500,000	501,238
5.00%, 08/15/2032 (c)	455,000	446,006
Florida Housing Finance Corp., 4.20%, 01/01/2045 (Callable 01/01/2028)	40,000	37,555
Greater Orlando Aviation Authority
5.00%, 10/01/2029 (Callable 10/01/2025) (b)	1,000,000	1,007,137
5.00%, 10/01/2036 (Callable 10/01/2027) (b)	1,000,000	1,017,672
Miami-Dade County Housing Finance Authority, 4.88%, 03/01/2046	1,000,000	997,965
Palm Beach County Educational Facilities Authority
4.00%, 10/01/2027	260,000	260,406
4.00%, 10/01/2028	270,000	269,832
St Johns County Housing Finance Authority, 5.50%, 12/01/2028 (Callable 06/01/2026) (a)(c)	500,000	497,564
		16,652,199

Georgia - 1.2%
Bartow County Development Authority
3.95%, 12/01/2032 (a)	500,000	510,241
2.88%, 08/01/2043 (a)	200,000	199,462
DeKalb County Housing Authority, 4.00%, 12/01/2033 (Callable 12/01/2030)	1,000,000	984,126
Development Authority of Burke County, 2.75%, 01/01/2052 (Callable 05/03/2031)	500,000	313,585
Georgia Municipal Association, Inc., 4.00%, 01/01/2055 (Callable 01/01/2035)	1,550,000	1,393,776
Main Street Natural Gas, Inc.
4.00%, 08/01/2052 (Callable 05/01/2027) (a)(c)	400,000	399,215
5.00%, 12/01/2052 (Callable 03/01/2029) (a)	350,000	363,527
		4,163,932

Idaho - 0.9%
Idaho Health Facilities Authority, 4.38%, 03/01/2053 (Callable 03/01/2035)	1,000,000	965,952
Idaho Housing & Finance Association
4.13%, 05/01/2039 (Callable 05/01/2032)	450,000	422,560
3.00%, 05/01/2042 (Callable 05/01/2032)	340,000	259,378
3.00%, 02/21/2046	498,541	401,669
5.75%, 05/01/2058 (Callable 05/01/2031)	500,000	516,276
Southern Idaho Regional Solid Waste District, 4.00%, 03/01/2028 (Callable 09/01/2027)	700,000	705,415
		3,271,250

Illinois - 8.5%
Chicago Board of Education
0.00%, 12/01/2025	500,000	487,477
5.50%, 12/01/2026	40,000	40,631
Chicago Board of Education Dedicated Capital Improvement Tax, 5.25%, 04/01/2034 (Callable 04/01/2033)	375,000	405,472
Chicago Midway International Airport
5.00%, 01/01/2027 (b)	500,000	511,540
5.00%, 01/01/2029 (Callable 01/01/2026) (b)	365,000	367,612
Chicago O'Hare International Airport
5.00%, 01/01/2033 (Callable 01/01/2027) (b)	1,500,000	1,528,282
5.50%, 01/01/2055 (Callable 01/01/2032) (b)	300,000	311,172
City of Chicago IL, 0.00%, 01/01/2027	100,000	94,326
City of Chicago IL Wastewater Transmission Revenue, 5.00%, 01/01/2042 (Callable 01/01/2034)	1,250,000	1,326,814
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2029 (Callable 11/01/2026)	1,050,000	1,072,126
5.00%, 11/01/2031 (Callable 11/01/2026)	1,000,000	1,018,380
Cook County School District No 86 Harwood Heights, 5.00%, 12/01/2039 (Callable 12/01/2033)	325,000	343,420
Illinois Finance Authority
5.00%, 03/01/2030 (Callable 03/01/2027)	390,000	398,527
5.00%, 11/01/2031 (Callable 11/01/2026)	135,000	136,599
5.00%, 02/15/2032 (Callable 08/15/2027)	500,000	504,148
5.00%, 05/15/2033 (Callable 11/15/2028)	640,000	660,907
5.00%, 10/01/2034 (Callable 10/01/2030)	775,000	798,185
5.00%, 02/15/2036 (Callable 02/15/2027)	400,000	407,742
5.00%, 02/15/2037 (Callable 08/15/2027)	955,000	955,628
4.13%, 11/15/2037 (Callable 11/15/2025)	60,000	57,248
5.00%, 11/15/2039 (Callable 05/15/2025)	300,000	300,191
5.25%, 04/01/2044 (Callable 04/01/2034)	1,200,000	1,222,512
5.25%, 04/01/2047 (Callable 04/01/2034)	500,000	527,142
5.25%, 04/01/2049 (Callable 04/01/2034)	350,000	367,985
Illinois Housing Development Authority, 6.25%, 10/01/2055 (Callable 04/01/2033)	2,400,000	2,685,380
Illinois Sports Facilities Authority, 5.00%, 06/15/2030	1,000,000	1,038,470
Illinois State Toll Highway Authority, 5.00%, 01/01/2045 (Callable 01/01/2031)	580,000	599,990
Lake County Community Unit School District No 187 North Chicago, 5.00%, 01/01/2031	625,000	665,521
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2029	100,000	85,619
0.00%, 12/15/2034	700,000	466,684
0.00%, 12/15/2037	1,000,000	773,637
0.00%, 12/15/2042 (Callable 06/15/2038)	150,000	108,287
Moultrie Shelby & Coles Counties Community Unit School District No 300, 5.00%, 12/01/2044 (Callable 06/01/2029)	890,000	920,436
Northern Illinois University, 5.50%, 04/01/2049 (Callable 04/01/2034)	2,000,000	2,096,539
Sangamon & Christian Counties Community Unit School District No 3A Rochester, 5.50%, 02/01/2038 (Callable 02/01/2032)	450,000	486,855
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2044 (Callable 01/01/2034)	250,000	257,930
5.00%, 01/01/2049 (Callable 01/01/2034)	1,000,000	1,019,876
5.00%, 01/01/2054 (Callable 01/01/2034)	1,350,000	1,371,243
State of Illinois, 5.00%, 03/01/2027	200,000	206,604
Upper Illinois River Valley Development Authority, 5.00%, 01/01/2045 (Callable 01/01/2027) (c)	200,000	190,444
Village of Romeoville IL, 5.00%, 10/01/2035 (Callable 04/22/2025)	300,000	290,024
Village of Rosemont IL, 5.00%, 12/01/2042 (Callable 06/01/2030)	1,000,000	1,026,580
Will County Community High School District No 210 Lincoln-Way, 4.00%, 01/01/2034 (Callable 01/01/2029)	100,000	98,808
Will County Community High School District No. 210
0.00%, 01/01/2027	95,000	89,118
0.00%, 01/01/2033	570,000	411,768
Will County School District No 114 Manhattan, 5.50%, 09/01/2052 (Callable 01/01/2033)	1,000,000	1,056,530
Winnebago County Community Unit School District No 320 South Beloit, 5.00%, 02/01/2032	400,000	429,697
		30,220,106

Indiana - 2.6%
Boone County Building Corp., 5.25%, 08/01/2038 (Callable 02/01/2032)	1,235,000	1,332,120
Carmel Redevelopment Authority, 1.13%, 01/15/2044 (Callable 07/15/2032)	945,000	501,161
City of Carmel IN Waterworks Revenue, 4.00%, 05/01/2043 (Callable 05/01/2032)	400,000	367,361
City of La Porte IN Sewage Works Revenue, 3.75%, 09/01/2029 (Callable 09/01/2025)	1,000,000	975,780
Fishers Town Hall Building Corp., 5.63%, 07/15/2048 (Callable 01/15/2034)	25,000	27,772
Gary Chicago International Airport Authority, 4.50%, 02/01/2045 (Callable 02/01/2035)	750,000	737,374
Hammond Local Public Improvement Bond Bank, 5.50%, 07/15/2036 (Callable 07/15/2030)	500,000	525,617
Indiana Finance Authority
2.50%, 11/01/2030	100,000	91,561
5.75%, 06/01/2048 (Callable 12/01/2033)	500,000	534,411
Indiana Health & Educational Facilities Financing Authority, 5.00%, 11/15/2046 (Callable 11/15/2026)	100,000	100,788
Indianapolis Local Public Improvement Bond Bank, 6.00%, 02/01/2048 (Callable 02/01/2033)	2,000,000	2,239,689
Noblesville Community Development Corp., 5.00%, 08/01/2039 (Callable 02/01/2034)	1,785,000	1,888,187
St Joseph County Airport Authority, 0.01%, 07/01/2028 (b)	155,000	136,357
		9,458,178

Iowa - 1.2%
City of Coralville IA, 4.00%, 06/01/2025 (Callable 05/02/2025)	150,000	149,757
City of Stuart IA, 4.75%, 06/01/2026 (Callable 06/01/2025)	680,000	680,486
Iowa Finance Authority
7.50%, 01/01/2032 (Callable 01/01/2030) (c)	250,000	230,751
5.00%, 08/01/2042 (Callable 02/01/2035)	1,300,000	1,405,421
6.00%, 11/01/2042 (Callable 11/01/2041) (c)	1,000,000	978,006
PEFA, Inc., 5.00%, 09/01/2049 (Callable 06/01/2026) (a)	730,000	743,283
		4,187,704

Kansas - 0.7%
City of Coffeyville KS Electric System Revenue, 5.00%, 06/01/2025 (c)	100,000	100,214
City of Osawatomie KS, 3.75%, 03/01/2027 (Callable 05/02/2025)	500,000	500,028
City of Wichita KS, 5.25%, 05/15/2039 (Callable 05/15/2031)	1,000,000	992,070
Wyandotte County Unified School District No 500 Kansas City, 5.25%, 09/01/2055 (Callable 09/01/2034)	840,000	878,365
Wyandotte County-Kansas City Unified Government, 0.00%, 12/01/2027	205,000	183,823
		2,654,500

Kentucky - 1.5%
Garrard County School District Finance Corp., 5.00%, 08/01/2037 (Callable 08/01/2031)	810,000	864,521
Kenton County Airport Board, 5.00%, 01/01/2031 (b)	800,000	852,809
Kentucky Economic Development Finance Authority
0.00%, 10/01/2027	200,000	180,057
5.00%, 07/01/2033 (Callable 07/01/2025)	200,000	200,424
Kentucky Public Energy Authority
5.00%, 07/01/2027	525,000	539,579
4.00%, 12/01/2050 (Callable 03/01/2026) (a)	250,000	251,064
5.25%, 06/01/2055 (Callable 09/01/2029) (a)	500,000	528,311
Louisville/Jefferson County Metropolitan Government
5.00%, 10/01/2032 (Callable 10/01/2026)	1,280,000	1,303,143
5.00%, 10/01/2047 (Callable 07/01/2026) (a)	500,000	511,523
		5,231,431

Louisiana - 0.2%
Louisiana Housing Corp., 5.00%, 07/01/2046 (Callable 02/01/2026) (a)	500,000	507,397
Louisiana Public Facilities Authority, 5.00%, 10/01/2025	250,000	251,766
		759,163

Maine - 0.4%
Finance Authority of Maine, 4.63%, 12/01/2047 (Callable 12/23/2034) (a)(b)(c)	750,000	756,387
Maine Health & Higher Educational Facilities Authority, 5.00%, 07/01/2037 (Callable 07/01/2030)	600,000	628,723
		1,385,110

Maryland - 1.1%
Maryland Community Development Administration, 4.70%, 03/01/2046 (Callable 03/01/2031)	400,000	394,053
Maryland Economic Development Corp.
5.00%, 06/01/2030 (Callable 06/01/2028)	500,000	518,290
5.00%, 10/01/2045 (Callable 10/01/2034)	1,000,000	1,020,340
Maryland Health & Higher Educational Facilities Authority, 5.00%, 01/01/2030	100,000	104,853
Montgomery County Housing Opportunities Commission, 5.13%, 01/01/2053 (Callable 01/01/2034)	700,000	726,119
State of Maryland Department of Transportation, 5.25%, 08/01/2049 (Callable 08/01/2034) (b)	1,000,000	1,041,267
		3,804,922

Massachusetts - 1.5%
Commonwealth of Massachusetts, 5.25%, 04/01/2047 (Callable 04/01/2027)	2,000,000	2,035,647
Massachusetts Development Finance Agency
5.00%, 07/15/2025	50,000	50,307
5.00%, 10/01/2033 (Callable 10/01/2026)	1,285,000	1,285,321
5.25%, 10/01/2033	775,000	793,432
5.00%, 07/01/2044 (Callable 07/01/2027)	500,000	501,518
Massachusetts Educational Financing Authority
2.00%, 07/01/2037 (Callable 07/01/2031) (b)	280,000	250,533
4.25%, 07/01/2044 (Callable 07/01/2033) (b)	400,000	388,370
		5,305,128

Michigan - 3.3%
Allegan Public School District, 5.00%, 05/01/2037 (Callable 05/01/2033)	250,000	270,843
Ann Arbor School District, 3.00%, 05/01/2027	780,000	777,833
City of Detroit MI, 6.00%, 05/01/2043 (Callable 05/01/2033)	790,000	867,506
Flat Rock Community School District, 5.00%, 05/01/2041 (Callable 05/01/2032)	350,000	366,391
Fraser Public School District
5.00%, 05/01/2038 (Callable 05/01/2033)	400,000	427,875
5.00%, 05/01/2039 (Callable 05/01/2033)	180,000	189,156
5.00%, 05/01/2048 (Callable 05/01/2033)	475,000	488,891
Gobles Public Schools
5.00%, 05/01/2046 (Callable 05/01/2034)	850,000	887,361
5.00%, 05/01/2050 (Callable 05/01/2034)	630,000	655,997
Grand Traverse County Hospital Finance Authority, 5.00%, 07/01/2044 (Callable 07/01/2028)	710,000	718,399
Great Lakes Water Authority Water Supply System Revenue, 5.00%, 07/01/2036 (Callable 07/01/2026)	1,000,000	1,015,841
Michigan Finance Authority
5.00%, 05/15/2035 (Callable 05/15/2025)	1,010,000	1,011,215
5.00%, 11/15/2041 (Callable 11/15/2026)	500,000	505,224
5.00%, 07/01/2044 (Callable 05/02/2025)	960,000	960,366
Michigan Strategic Fund, 5.00%, 12/31/2043 (Callable 12/31/2028) (b)	305,000	306,086
Okemos Public Schools
5.00%, 05/01/2040 (Callable 05/01/2034)	300,000	322,852
5.00%, 05/01/2041 (Callable 05/01/2034)	400,000	425,205
Rockford Public Schools, 5.00%, 05/01/2040 (Callable 05/01/2033)	500,000	529,269
Walled Lake Consolidated School District, 5.00%, 05/01/2047 (Callable 05/01/2032)	1,000,000	1,036,580
		11,762,890

Minnesota - 1.4%
City of Virginia MN, 5.00%, 12/15/2026 (Callable 06/15/2025)	1,000,000	1,001,832
Federal Home Loan Mortgage Corp., Series 2024-ML21, Class AUS, 4.33%, 08/25/2041 (Callable 08/25/2041) (a)	997,006	1,032,758
Housing & Redevelopment Authority of The City of St Paul Minnesota, 5.00%, 12/01/2036 (Callable 12/01/2030)	150,000	154,488
Minnesota Housing Finance Agency
4.50%, 01/01/2043 (Callable 01/01/2033)	485,000	475,831
4.25%, 01/01/2049 (Callable 01/01/2028)	230,000	231,785
6.50%, 07/01/2054 (Callable 07/01/2033)	730,000	801,332
Northern Municipal Power Agency
5.00%, 01/01/2039 (Callable 01/01/2031)	125,000	130,673
5.00%, 01/01/2040 (Callable 01/01/2031)	100,000	104,104
State of Minnesota, 5.00%, 08/01/2034 (Callable 08/01/2026)	1,000,000	1,020,178
		4,952,981

Mississippi - 0.6%
City of Gulfport MS, 5.00%, 07/01/2026	100,000	101,342
County of Hinds MS
4.00%, 11/01/2034 (Callable 11/01/2025)	100,000	92,158
4.63%, 09/01/2054 (Callable 09/01/2029) (c)	500,000	473,659
Mississippi Development Bank
5.00%, 11/01/2030 (Callable 11/01/2027)	100,000	99,641
4.00%, 05/01/2044 (Callable 05/01/2033)	360,000	324,263
5.25%, 03/01/2045 (Callable 03/01/2028)	150,000	147,058
5.00%, 05/01/2052 (Callable 05/01/2034)	1,000,000	1,027,791
		2,265,912

Missouri - 4.2%
Boonville School District No R-1/MO, 5.00%, 03/01/2043 (Callable 03/01/2029)	1,600,000	1,658,773
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)	1,000,000	1,003,985
City of Kansas City MO, 0.00%, 02/01/2029	635,000	540,890
City of St Louis MO Airport Revenue, 5.00%, 07/01/2039 (Callable 07/01/2029)	300,000	312,167
Clay County School District No 40 Excelsior Springs, 5.00%, 04/01/2039 (Callable 04/01/2033)	600,000	622,258
Health & Educational Facilities Authority of the State of Missouri
4.00%, 08/01/2025	150,000	149,713
5.00%, 05/01/2032	500,000	494,997
5.00%, 11/15/2032 (Callable 11/15/2025)	1,200,000	1,208,354
5.00%, 11/15/2033 (Callable 11/15/2030)	360,000	385,690
Industrial Development Authority of the City of St Louis Missouri, 3.15%, 04/01/2046 (Callable 07/01/2027) (a)	500,000	496,686
Missouri Housing Development Commission
2.35%, 11/01/2046 (Callable 05/01/2030)	1,000,000	663,630
6.00%, 05/01/2055 (Callable 05/01/2033)	490,000	537,325
5.75%, 05/01/2056 (Callable 05/01/2033)	1,000,000	1,080,305
Missouri Joint Municipal Electric Utility Commission, 5.00%, 06/01/2034	870,000	974,319
Monarch-Chesterfield Levee District, 4.13%, 03/01/2044 (Callable 03/01/2034)	1,000,000	944,879
St Clair Fire Protection District
5.00%, 03/01/2040 (Callable 03/01/2034)	500,000	532,408
5.00%, 03/01/2042 (Callable 03/01/2034)	705,000	740,510
St Louis Land Clearance for Redevelopment Authority
4.25%, 06/01/2026	55,000	55,040
5.00%, 04/01/2038 (Callable 04/01/2027)	1,000,000	1,015,206
St Louis Municipal Finance Corp., 5.00%, 10/01/2045 (Callable 10/01/2030)	1,000,000	1,015,760
University City Industrial Development Authority, 5.50%, 06/15/2042 (Callable 06/15/2033)	500,000	496,109
		14,929,004

Montana - 0.8%
City of Forsyth MT, 3.88%, 07/01/2028 (Callable 04/02/2028)	1,000,000	1,011,856
Montana Board of Housing, 6.00%, 12/01/2054 (Callable 06/01/2033)	1,400,000	1,512,625
Montana Facility Finance Authority, 5.00%, 07/01/2033 (Callable 07/01/2028)	500,000	514,301
		3,038,782

Nebraska - 0.4%
Beatrice Area Solid Waste Agency, 4.63%, 03/15/2050 (Callable 03/05/2033)	750,000	728,491
Central Plains Energy Project, 5.00%, 05/01/2054 (Callable 08/01/2029) (a)	750,000	782,588
		1,511,079

Nevada - 0.6%
Carson City NV, 5.00%, 09/01/2031 (Callable 09/01/2027)	495,000	505,712
County of Washoe NV, 4.13%, 03/01/2036 (a)(b)	500,000	503,206
Nevada Housing Division, 7.50%, 04/01/2049 (Callable 10/01/2033)	1,000,000	1,216,449
		2,225,367

New Hampshire - 1.0%
New Hampshire Business Finance Authority
4.50%, 10/01/2033	1,000,000	1,014,547
5.38%, 12/15/2035 (Callable 06/15/2026) (c)	1,500,000	1,501,171
4.38%, 09/20/2036	482,046	481,654
New Hampshire Health and Education Facilities Authority Act, 5.00%, 10/01/2035 (Callable 10/01/2027)	450,000	461,409
		3,458,781

New Jersey - 0.6%
Jersey City Municipal Utilities Authority, 5.00%, 05/01/2025	1,000,000	1,001,345
New Jersey Housing & Mortgage Finance Agency, 5.00%, 10/01/2063	494,268	499,941
Newark Parking Authority
5.25%, 02/01/2043 (Callable 02/01/2033)	200,000	204,572
5.50%, 02/01/2051 (Callable 02/01/2033)	340,000	348,471
		2,054,329

New Mexico - 0.4%
New Mexico Finance Authority, 8.25%, 12/01/2045 (Callable 12/01/2029) (b)(c)	1,000,000	999,788
New Mexico Municipal Energy Acquisition Authority, 5.00%, 06/01/2054 (Callable 08/01/2030) (a)	250,000	264,112
		1,263,900

New York - 3.4%
Albany County Capital Resource Corp., 3.10%, 07/01/2030	100,000	93,082
Amherst Industrial Development Agency, 3.90%, 04/01/2026 (Callable 04/01/2025) (a)	400,000	400,000
Build NYC Resource Corp., 4.00%, 12/01/2031 (Callable 12/01/2029) (c)	300,000	283,963
City of New York NY, 5.25%, 10/01/2043 (Callable 10/01/2032)	1,000,000	1,066,022
Huntington Local Development Corp., 4.00%, 07/01/2027	210,000	204,532
Monroe County Industrial Development Corp., 4.84%, 11/01/2040	986,691	1,005,961
New York City Housing Development Corp.
2.55%, 11/01/2045 (Callable 02/01/2029)	1,000,000	690,871
0.90%, 11/01/2060 (Callable 04/22/2025) (a)	500,000	489,582
New York City Transitional Finance Authority, 5.00%, 05/01/2040 (Callable 11/01/2034)	1,980,000	2,143,074
New York City Transitional Finance Authority Building Aid Revenue, 5.00%, 07/15/2045 (Callable 07/15/2028)	1,000,000	1,013,753
New York State Dormitory Authority
5.00%, 03/15/2043 (Callable 03/15/2029)	250,000	256,945
5.25%, 10/01/2044 (Callable 10/01/2034)	1,000,000	1,066,182
New York State Environmental Facilities Corp., 5.13%, 09/01/2050 (Callable 06/05/2030) (a)(b)(c)	500,000	521,831
New York State Housing Finance Agency, 3.60%, 11/01/2062 (Callable 06/01/2025) (a)	500,000	500,249
Onondaga Civic Development Corp.
4.13%, 10/01/2035 (Callable 10/01/2025)	110,000	92,067
5.00%, 10/01/2040 (Callable 10/01/2025)	525,000	449,989
Port Authority of New York & New Jersey, 5.00%, 11/15/2034 (Callable 11/15/2026) (b)	1,000,000	1,013,029
Schenectady County Capital Resource Corp., 5.25%, 07/01/2052 (Callable 07/01/2032)	350,000	371,328
Town of Ramapo NY, 3.75%, 03/01/2030 (Callable 04/22/2025)	50,000	45,259
Triborough Bridge & Tunnel Authority, 4.50%, 05/15/2047 (Callable 11/15/2032)	500,000	501,277
		12,208,996

North Carolina - 1.3%
City of Asheville NC
5.00%, 04/01/2038 (Callable 04/01/2035)	575,000	637,021
5.00%, 04/01/2044 (Callable 04/01/2035)	515,000	546,317
City of Charlotte NC Airport Revenue, 5.00%, 07/01/2047 (Callable 07/01/2027) (b)	600,000	600,718
Fayetteville State University, 5.00%, 04/01/2043 (Callable 04/01/2031)	1,000,000	1,015,898
Greater Asheville Regional Airport Authority
5.25%, 07/01/2038 (Callable 07/01/2032) (b)	350,000	375,138
5.50%, 07/01/2047 (Callable 07/01/2032) (b)	500,000	523,062
Inlivian, 4.00%, 04/01/2025	500,000	500,000
North Carolina Housing Finance Agency, 2.85%, 07/01/2040 (Callable 07/01/2029)	460,000	367,415
North Carolina Medical Care Commission, 5.00%, 01/01/2038 (Callable 01/01/2026)	250,000	253,682
		4,819,251

North Dakota - 0.9%
City of Horace ND
5.00%, 05/01/2048 (Callable 05/01/2031)	500,000	497,800
6.00%, 05/01/2049 (Callable 05/01/2032)	500,000	519,827
City of Mandan ND Sales Tax Revenue, 3.00%, 09/01/2036 (Callable 05/02/2025)	200,000	169,448
City of Mayville ND, 5.00%, 05/01/2044 (Callable 05/01/2031)	1,000,000	924,729
North Dakota Housing Finance Agency, 5.75%, 01/01/2054 (Callable 07/01/2032)	955,000	1,017,143
		3,128,947

Ohio - 3.3%
Akron Bath Copley Joint Township Hospital District, 5.00%, 11/15/2031 (Callable 11/15/2030)	100,000	105,512
Brooklyn City School District, 5.00%, 12/01/2038 (Callable 06/01/2027)	1,500,000	1,536,587
Cleveland-Cuyahoga County Port Authority, 5.50%, 08/01/2052 (Callable 08/01/2032)	350,000	362,571
County of Hamilton OH, 5.00%, 02/01/2028 (Callable 04/22/2025)	550,000	550,633
County of Montgomery OH
3.00%, 08/01/2034 (Callable 02/01/2031)	100,000	91,105
5.25%, 09/01/2054 (Callable 09/01/2034)	1,000,000	1,012,361
County of Ross OH, 5.00%, 12/01/2039 (Callable 12/01/2029)	1,000,000	1,018,350
Delaware County Finance Authority, 5.38%, 12/01/2038 (Callable 12/01/2034)	675,000	662,514
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035	465,000	405,049
Ohio Air Quality Development Authority, 4.00%, 09/01/2030 (a)	520,000	524,817
Ohio Housing Finance Agency
6.00%, 02/01/2026 (Callable 05/02/2025) (c)	500,000	501,432
4.70%, 01/01/2043	1,000,000	996,559
2.90%, 09/01/2045 (Callable 03/01/2029)	800,000	593,617
Ohio Turnpike & Infrastructure Commission, 5.70%, 02/15/2034 (Callable 02/15/2031)	95,000	106,981
Port of Greater Cincinnati Development Authority
5.25%, 12/01/2058 (Callable 06/01/2034)	500,000	520,343
5.25%, 12/01/2063 (Callable 06/01/2034)	900,000	936,617
Shaker Heights City School District
5.00%, 12/15/2040 (Callable 06/15/2034)	500,000	542,471
5.00%, 12/15/2041 (Callable 06/15/2034)	450,000	483,254
Summit County Development Finance Authority
5.00%, 05/15/2045 (Callable 05/15/2035)	745,000	755,693
5.75%, 12/01/2053 (Callable 12/01/2033)	250,000	264,390
		11,970,856

Oklahoma - 1.2%
Caddo County Educational Facilities Authority, 5.00%, 09/01/2033	1,000,000	1,055,387
Canadian County Educational Facilities Authority, 5.00%, 09/01/2029	1,000,000	1,071,790
Muskogee Industrial Trust
4.00%, 09/01/2032 (Callable 09/01/2029)	250,000	244,763
4.00%, 09/01/2033 (Callable 09/01/2029)	500,000	483,972
Oklahoma County Finance Authority, 5.00%, 10/01/2045 (Callable 10/01/2034)	1,000,000	1,051,748
Oklahoma Turnpike Authority, 5.00%, 01/01/2039 (Callable 01/01/2036) (d)	250,000	271,442
		4,179,102

Oregon - 1.4%
City of Portland OR Sewer System Revenue, 4.50%, 05/01/2032 (Callable 05/01/2026)	750,000	758,908
Coos County School District No 9 Coos Bay, 5.00%, 06/15/2043 (Callable 06/15/2028)	1,000,000	1,020,631
Oregon Coast Community College District
0.00%, 06/15/2044 (Callable 06/15/2034)	350,000	358,793
0.00%, 06/15/2045 (Callable 06/15/2034)	425,000	433,874
Port of Morrow OR, 5.15%, 10/01/2026 (Callable 10/01/2025) (c)	1,000,000	1,000,825
Port of Portland OR Airport Revenue
5.00%, 07/01/2028 (b)	425,000	444,220
5.00%, 07/01/2029 (Callable 01/01/2027) (b)	1,000,000	1,021,258
Salem Hospital Facility Authority, 5.00%, 05/15/2034 (Callable 05/15/2029)	50,000	52,628
		5,091,137

Pennsylvania - 5.9%
Chester County Industrial Development Authority, 5.00%, 08/01/2035 (Callable 05/02/2025)	145,000	143,455
City of Philadelphia PA Airport Revenue, 5.00%, 07/01/2032 (Callable 07/01/2027) (b)	750,000	767,002
City of Philadelphia PA Water & Wastewater Revenue, 5.25%, 09/01/2054 (Callable 09/01/2034)	1,000,000	1,060,854
Delaware County Industrial Development Authority/PA, 4.38%, 06/01/2026 (c)	355,000	355,410
Delaware County Regional Water Quality Control Authority, 5.00%, 11/01/2041 (Callable 11/01/2026)	750,000	760,121
Delaware County Vocational & Technical School Authority, 4.00%, 11/01/2054 (Callable 11/01/2032)	1,000,000	896,504
East Hempfield Township Industrial Development Authority, 5.00%, 12/01/2027 (Callable 12/01/2025)	400,000	402,548
Geisinger Authority, 5.00%, 02/15/2045 (Callable 02/15/2027)	1,000,000	1,004,456
Hatboro-Horsham School District, 5.00%, 09/15/2045 (Callable 09/15/2032)	2,390,000	2,540,674
Health Care Facilities Authority of Sayre, 3.72% (3 mo. Term SOFR + 0.83%), 12/01/2031 (Callable 05/02/2025)	500,000	491,693
Hempfield School District, 2.00%, 04/15/2030 (Callable 04/15/2027)	150,000	135,119
Highlands School District, 5.00%, 04/15/2032	610,000	657,129
Lancaster County Hospital Authority/PA, 5.00%, 11/01/2040 (Callable 11/01/2029)	275,000	282,480
Mckeesport Area School District, 0.00%, 10/01/2033	400,000	273,664
Montgomery County Industrial Development Authority/PA, 3.00%, 11/15/2029 (Callable 05/01/2025) (a)	2,000,000	2,000,000
Pennsylvania Economic Development Financing Authority
5.00%, 06/30/2042 (Callable 06/30/2026) (b)	425,000	425,579
5.00%, 03/15/2060 (Callable 09/15/2031) (a)	1,000,000	1,075,995
Pennsylvania Economic Development Financing Authority Parking System Revenue, 0.00%, 01/01/2039	140,000	73,219
Pennsylvania Higher Education Assistance Agency, 4.13%, 06/01/2045 (Callable 06/01/2033) (b)	965,000	925,436
Pennsylvania Higher Educational Facilities Authority, 5.00%, 07/01/2035 (Callable 07/01/2026)	150,000	141,310
Pennsylvania Turnpike Commission
5.13%, 12/01/2039 (Callable 06/01/2029)	50,000	52,178
5.13%, 12/01/2040 (Callable 06/01/2029)	125,000	130,793
0.00%, 12/01/2041 (Callable 12/01/2035)	1,365,000	1,261,652
Philadelphia Authority for Industrial Development
5.00%, 06/15/2032 (Callable 06/15/2030)	590,000	604,541
5.25%, 11/01/2052 (Callable 11/01/2032)	250,000	260,501
Ridley School District, 5.00%, 11/15/2050 (Callable 05/15/2032)	1,500,000	1,535,864
State Public School Building Authority
5.00%, 12/01/2029 (Callable 12/01/2026)	925,000	952,352
0.00%, 05/15/2030	200,000	165,692
5.00%, 06/01/2033 (Callable 12/01/2026)	1,000,000	1,025,471
Tulpehocken Area School District, 5.25%, 10/01/2049 (Callable 10/01/2031)	500,000	516,350
		20,918,042

Rhode Island - 0.1%
Providence Redevelopment Agency, 5.00%, 04/01/2027 (Callable 05/02/2025)	410,000	410,187

South Carolina - 2.3%
Greenville-Spartanburg Airport District, 5.25%, 07/01/2054 (Callable 07/01/2034)	1,000,000	1,060,391
Scago Educational Facilities Corp. for Spartanburg School District No 1, 3.38%, 06/01/2030 (Callable 06/01/2025)	100,000	96,215
South Carolina Jobs-Economic Development Authority
5.25%, 11/15/2028 (Callable 05/15/2025)	600,000	600,682
4.00%, 08/15/2030 (Callable 08/15/2026)	140,000	138,607
5.25%, 08/15/2033 (Callable 08/15/2026)	150,000	151,933
South Carolina Ports Authority, 5.00%, 07/01/2036 (Callable 07/01/2028) (b)	1,455,000	1,485,185
South Carolina Public Service Authority, 5.50%, 12/01/2054 (Callable 12/01/2034)	1,500,000	1,604,822
South Carolina Transportation Infrastructure Bank, 5.00%, 10/01/2036 (Callable 10/01/2027)	1,205,000	1,241,514
Spartanburg County School District No 4/SC, 5.25%, 03/01/2052 (Callable 03/01/2032)	1,000,000	1,048,880
Three Rivers Solid Waste Authority/SC, 0.00%, 10/01/2025	750,000	735,967
		8,164,196

South Dakota - 0.3%
City of Rapid City SD Airport Revenue
5.00%, 12/01/2026	220,000	223,337
4.00%, 12/01/2035 (Callable 12/01/2029)	125,000	116,657
South Dakota Health & Educational Facilities Authority, 4.00%, 11/01/2034 (Callable 05/02/2025)	580,000	570,166
		910,160

Tennessee - 1.9%
Chattanooga Health Educational & Housing Facility Board
5.00%, 08/01/2033 (Callable 08/01/2029)	250,000	263,341
3.25%, 08/01/2044 (Callable 08/01/2029)	870,000	703,186
Hamilton County & Chattanooga Sports Authority, 6.00%, 12/01/2055 (Callable 12/01/2034)	1,000,000	1,130,968
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
5.00%, 07/01/2040 (Callable 07/01/2026)	1,475,000	1,480,642
5.25%, 05/01/2053 (Callable 05/01/2033)	700,000	730,698
Metropolitan Government Nashville & Davidson County Sports Authority, 5.00%, 07/01/2037 (Callable 01/01/2034)	500,000	552,203
New Memphis Arena Public Building Authority, 0.00%, 04/01/2030	480,000	452,193
Shelby County Health Educational & Housing Facilities Board, 5.00%, 05/01/2035 (Callable 05/01/2027)	750,000	762,663
Tennergy Corp./TN, 5.50%, 10/01/2053 (Callable 09/01/2030) (a)	400,000	420,559
Tennessee Housing Development Agency, 3.85%, 07/01/2043 (Callable 07/01/2027)	220,000	198,042
		6,694,495

Texas - 11.1%
Arlington Higher Education Finance Corp.
4.00%, 08/15/2036 (Callable 08/15/2031)	440,000	440,245
2.13%, 08/15/2045 (Callable 08/15/2030)	750,000	469,271
Arlington Housing Finance Corp., 4.50%, 04/01/2041 (Callable 04/01/2026) (a)	1,815,000	1,837,426
Austin Independent School District, 5.00%, 08/01/2048 (Callable 02/01/2029)	1,500,000	1,539,451
Austin-Bergstrom Landhost Enterprises, Inc., 5.00%, 10/01/2035 (Callable 10/01/2027)	100,000	100,934
Bells Independent School District, 5.00%, 02/15/2041 (Callable 08/15/2033)	690,000	738,201
Brazoria County Toll Road Authority, 4.00%, 03/01/2038 (Callable 03/01/2030)	130,000	129,223
Brazos Higher Education Authority, Inc., 2.35%, 04/01/2040 (Callable 04/01/2030) (b)	5,000	4,946
Brookfield Water Control & Improvement District, 4.00%, 09/01/2049 (Callable 09/01/2030)	1,000,000	897,936
Brushy Creek Regional Utility Authority, Inc., 4.00%, 08/01/2031 (Callable 08/01/2026)	400,000	401,351
City of Austin TX Airport System Revenue
5.00%, 11/15/2034 (Callable 11/15/2026) (b)	1,000,000	1,011,972
5.00%, 11/15/2041 (Callable 11/15/2026) (b)	500,000	502,232
City of Magnolia TX, 5.70%, 09/01/2046 (c)	50,000	48,750
City of Mount Pleasant TX, 5.00%, 05/15/2042 (Callable 05/15/2034)	2,085,000	2,174,309
Clifton Higher Education Finance Corp., 5.75%, 08/15/2038 (Callable 08/15/2025)	10,000	10,062
Collin County Municipal Utility District No 2, 5.00%, 09/01/2038 (Callable 10/01/2029)	1,000,000	1,026,330
Conroe Municipal Utility District No 1, 2.25%, 09/01/2035 (Callable 09/01/2027)	620,000	465,326
Dalhart Independent School District, 5.00%, 02/15/2041 (Callable 02/15/2032)	1,000,000	1,058,361
EP Cimarron Ventanas PFC, 4.13%, 12/01/2039 (Callable 12/01/2034)	1,500,000	1,425,580
Far North Fort Worth Municipal Utility District No 1, 4.00%, 09/01/2037 (Callable 10/01/2029)	350,000	344,935
Fort Bend Independent School District, 4.00%, 08/01/2054 (a)	1,000,000	1,016,172
Freddie Mac Multifamily ML Certificates, 3.72%, 01/25/2040 (a)	491,471	487,428
Fulshear Municipal Utility District No 3A
4.00%, 09/01/2038 (Callable 09/01/2030)	795,000	773,603
4.00%, 09/01/2039 (Callable 09/01/2030)	830,000	800,223
4.00%, 09/01/2039 (Callable 09/01/2030)	200,000	192,825
Harris County Hospital District, 2.92%, 02/15/2042 (Callable 04/01/2025) (a)	1,000,000	1,000,000
Harris County-Houston Sports Authority, 0.00%, 11/15/2025	500,000	489,971
Houston Higher Education Finance Corp., 3.38%, 10/01/2037 (Callable 05/02/2025)	200,000	173,716
Kendall County Water Control & Improvement District No 2A, 5.00%, 09/01/2046 (Callable 11/01/2030)	510,000	522,565
Matagorda County Navigation District No 1, 4.55%, 05/01/2030 (b)	1,000,000	1,038,497
Mckinney Municipal Utility District No 1, 3.38%, 09/01/2034 (Callable 05/01/2030)	260,000	246,890
Montgomery County Municipal Utility District No 88, 4.25%, 09/01/2047 (Callable 09/01/2029)	500,000	474,950
New Caney Independent School District, 4.00%, 02/15/2050 (a)	500,000	508,319
New Hope Cultural Education Facilities Finance Corp., 4.63%, 10/01/2030 (Callable 10/01/2026)	500,000	498,695
North Central Texas Health Facility Development Corp., 5.75%, 06/01/2026	340,000	345,747
North Texas Tollway Authority
0.00%, 01/01/2035	600,000	408,394
0.00%, 01/01/2036	335,000	218,105
0.00%, 01/01/2037	1,000,000	622,946
Northwest Harris County Municipal Utility District No 5/TX, 2.50%, 05/01/2028 (Callable 05/02/2025)	350,000	332,269
Pecos Barstow Toyah Independent School District, 5.00%, 02/15/2042 (Callable 02/15/2026)	1,000,000	1,008,845
Port of Port Arthur Navigation District, 2.75%, 04/01/2040 (Callable 04/01/2025) (a)	500,000	500,000
Rio Grande City Consolidated Independent School District, 3.00%, 08/15/2034 (Callable 08/15/2030)	250,000	229,552
Tarrant County Cultural Education Facilities Finance Corp.
2.25%, 11/15/2025	150,000	148,182
5.00%, 11/15/2027 (Callable 11/15/2026)	510,000	516,771
5.00%, 07/01/2043 (Callable 01/01/2029)	1,500,000	1,514,582
Tarrant County Hospital District, 4.00%, 08/15/2043 (Callable 08/15/2032)	250,000	234,508
Texas Department of Housing & Community Affairs, 3.75%, 09/01/2049 (Callable 09/01/2028)	655,000	556,928
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054 (Callable 07/01/2033) (a)	500,000	548,706
Texas Municipal Gas Acquisition & Supply Corp. V, 5.00%, 01/01/2055 (Callable 07/01/2033) (a)	1,000,000	1,062,748
Texas Municipal Gas Acquisition and Supply Corp. I, 6.25%, 12/15/2026	35,000	36,118
Texas Municipal Gas Acquisition and Supply Corp. II, 3.93% (3 mo. Term SOFR + 1.05%), 09/15/2027	145,000	145,754
Texas Public Finance Authority
5.25%, 05/01/2041 (Callable 05/01/2033)	500,000	522,914
5.25%, 05/01/2042 (Callable 05/01/2033)	750,000	781,230
Texas State Affordable Housing Corp., 6.00%, 09/01/2054 (Callable 03/01/2034)	990,000	1,078,726
Texas State University System, 5.25%, 03/15/2054 (Callable 03/15/2034)	2,000,000	2,101,147
Texas Water Development Board, 4.88%, 10/15/2048 (Callable 10/15/2033)	1,500,000	1,539,464
University of Houston, 2.00%, 02/15/2032 (Callable 02/15/2030)	2,000,000	1,718,199
Viridian Municipal Management District
5.00%, 12/01/2037 (Callable 12/01/2029)	150,000	155,008
5.00%, 12/01/2045 (Callable 12/01/2029)	200,000	201,398
6.25%, 12/01/2049 (Callable 12/01/2029)	375,000	383,770
		39,762,706

Utah - 1.0%
City of Salt Lake City UT Airport Revenue, 5.00%, 07/01/2034 (Callable 07/01/2027) (b)	500,000	510,794
Utah Charter School Finance Authority, 5.00%, 04/15/2045 (Callable 04/15/2035)	565,000	574,152
Utah Housing Corp.
3.50%, 08/21/2047	274,333	222,765
4.50%, 10/21/2052	1,356,556	1,294,455
6.00%, 12/21/2052	591,961	612,223
6.50%, 05/21/2053	402,029	422,500
		3,636,889

Vermont - 0.1%
Vermont Student Assistance Corp., 5.00%, 06/15/2026 (b)	500,000	507,941

Virginia - 1.4%
Arlington County Industrial Development Authority, 5.00%, 07/01/2053 (Callable 07/01/2030) (a)	1,000,000	1,069,916
Chesapeake Bay Bridge & Tunnel District, 5.50%, 07/01/2025	350,000	352,197
Fairfax County Redevelopment & Housing Authority, 5.00%, 10/01/2035 (Callable 10/01/2029)	1,500,000	1,567,193
Farmville Industrial Development Authority, 5.38%, 07/01/2053 (Callable 07/01/2028)	150,000	155,606
Loudoun County Economic Development Authority, 3.00%, 12/01/2036 (Callable 12/01/2029)	475,000	421,769
Virginia Port Authority Commonwealth Port Fund, 5.25%, 07/01/2048 (Callable 07/01/2033)	1,000,000	1,072,612
Virginia Small Business Financing Authority, 5.25%, 10/01/2029 (Callable 05/02/2025)	520,000	521,022
		5,160,315

Washington - 3.0%
City of Lynnwood WA, 4.75%, 12/01/2042 (Callable 12/01/2032)	435,000	447,305
King County Housing Authority, 4.00%, 11/01/2036 (Callable 11/01/2029)	600,000	585,356
Pend Oreille County Public Utility District No 1 Box Canyon, 5.00%, 01/01/2038 (Callable 01/01/2029)	150,000	154,268
Port of Bellingham WA
5.00%, 12/01/2027 (b)	325,000	336,233
5.00%, 12/01/2030 (b)	230,000	243,571
5.00%, 12/01/2031 (b)	600,000	638,482
Port of Seattle WA, 5.25%, 07/01/2042 (Callable 07/01/2034) (b)	1,500,000	1,589,827
Snohomish County Housing Authority, 4.00%, 04/01/2033 (Callable 04/01/2031)	500,000	499,298
State of Washington, 5.00%, 02/01/2045 (Callable 02/01/2033)	1,000,000	1,050,593
Vancouver Housing Authority
4.00%, 10/01/2034	385,000	379,146
4.25%, 02/01/2038 (Callable 02/01/2035)	1,000,000	978,150
Washington Health Care Facilities Authority
5.00%, 08/15/2037 (Callable 08/15/2027)	1,325,000	1,340,720
5.00%, 08/15/2037 (Callable 02/15/2028)	300,000	305,748
5.00%, 08/01/2049 (Callable 08/01/2029)	250,000	251,113
Washington State Housing Finance Commission, 3.81%, 03/20/2040	997,012	926,197
Whatcom County Public Utility District No 1, 5.25%, 12/01/2037 (Callable 12/01/2034) (b)	1,000,000	1,068,924
		10,794,931

Wisconsin - 4.9%
Beaver Dam Unified School District, 4.00%, 04/01/2043 (Callable 04/01/2033)	1,500,000	1,394,874
Boscobel Area School District, 5.00%, 03/01/2038 (Callable 03/01/2031)	735,000	771,398
City of Arcadia WI, 2.00%, 03/01/2027 (Callable 05/02/2025)	245,000	233,376
City of Wausau WI Sewer System Revenue, 2.75%, 05/01/2039 (Callable 05/01/2027)	860,000	677,904
County of Waushara WI, 4.50%, 06/01/2027 (Callable 06/01/2025)	500,000	500,918
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)	1,000,000	1,013,928
Howard-Suamico School District/WI, 1.63%, 03/01/2031 (Callable 03/01/2028)	750,000	643,415
Public Finance Authority
5.00%, 05/15/2026 (Callable 05/15/2025) (c)	250,000	250,600
5.00%, 10/01/2028 (c)	650,000	661,647
9.00%, 11/01/2028 (Callable 11/01/2027) (c)	225,000	239,448
3.25%, 01/01/2029	460,000	437,625
0.00%, 09/01/2029 (Callable 09/01/2026) (c)	540,000	393,554
6.13%, 12/15/2029 (Callable 12/15/2027) (c)	300,000	297,446
5.00%, 01/01/2031 (Callable 01/01/2030)	550,000	579,880
5.00%, 01/01/2036 (Callable 01/01/2030)	500,000	520,650
5.00%, 10/01/2044 (Callable 04/01/2029)	250,000	253,543
5.25%, 12/01/2054 (Callable 12/01/2034)	500,000	481,922
6.45%, 04/01/2060 (Callable 04/01/2035) (c)	500,000	492,578
Village of Kewaskum WI
4.25%, 04/01/2037 (Callable 04/01/2033)	645,000	602,224
4.38%, 04/01/2038 (Callable 04/01/2033)	645,000	606,771
Westosha Central High School District, 1.60%, 03/01/2031 (Callable 03/01/2028)	400,000	339,087
Wisconsin Center District, 0.00%, 12/15/2038 (Callable 12/15/2030)	690,000	365,185
Wisconsin Health & Educational Facilities Authority
5.00%, 08/01/2027 (Callable 07/01/2026) (c)	1,000,000	1,016,290
5.00%, 03/01/2028 (Callable 04/22/2025)	300,000	300,043
5.00%, 02/15/2030 (Callable 02/15/2026)	1,000,000	1,011,098
5.45%, 10/01/2039 (Callable 10/01/2032)	500,000	504,005
4.38%, 11/01/2039 (Callable 11/01/2034)	1,000,000	991,115
6.00%, 10/01/2044 (Callable 10/01/2032)	500,000	516,157
5.50%, 12/01/2052 (Callable 12/01/2032)	250,000	264,727
Wisconsin Housing & Economic Development Authority Housing Revenue, 2.45%, 11/01/2046 (Callable 05/01/2030)	1,500,000	996,435
		17,357,843

Wyoming - 0.2%
Carbon County Specific Purpose Tax Joint Powers Board, 5.00%, 06/15/2025	100,000	100,340
Sublette County Hospital District, 5.00%, 06/15/2026 (Callable 06/15/2025)	500,000	500,076
		600,416
TOTAL MUNICIPAL BONDS (Cost $354,474,790)		351,153,979

SHORT-TERM INVESTMENTS - 3.3%		Value
Money Market Funds - 3.3%	Shares
Federated Institutional Tax-Free Cash Trust - Class Premier, 3.03% (e)	11,618,108	11,618,108
TOTAL SHORT-TERM INVESTMENTS (Cost $11,618,108)		11,618,108

TOTAL INVESTMENTS - 101.6% (Cost $366,092,898)		362,772,087
Liabilities in Excess of Other Assets - (1.6)%		(5,684,185)
TOTAL NET ASSETS - 100.0%		$357,087,902
two		–%
Percentages are stated as a percent of net assets.		–%

SOFR - Secured Overnight Financing Rate

(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2025.

(b)	Security subject to the Alternative Minimum Tax ("AMT"). As of March 31, 2025, the total value of securities subject to the AMT was $33,707,363 or 9.4% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $15,284,808 or 4.3% of the Fund’s net assets.

(d)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Baird Municipal Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$351,153,979	$–	$351,153,979
Money Market Funds	11,618,108	–	–	11,618,108
Total Investments	$11,618,108	$351,153,979	$–	$362,772,087

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.